Supplementary Oil And Gas Information (Unaudited) - Capitalized Costs Related to Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	$ 168,052	$ 161,063	$ 145,873
Unproved properties	2,651	2,526	2,208
Capitalized costs, gross	170,703	163,589	148,081
Net capitalized costs	79,841	75,537	66,396
Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(90,862)	(88,052)	(81,685)
North America
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	153,466	146,309	132,858
Unproved properties	2,651	2,478	2,108
Capitalized costs, gross	156,117	148,787	134,966
Net capitalized costs	78,560	74,012	65,021
North America | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(77,557)	(74,775)	(69,945)
North Sea
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	9,270	9,731	8,606
Unproved properties	0	0	0
Capitalized costs, gross	9,270	9,731	8,606
Net capitalized costs	0	339	224
North Sea | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(9,270)	(9,392)	(8,382)
Offshore Africa
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	5,316	5,023	4,409
Unproved properties	0	48	100
Capitalized costs, gross	5,316	5,071	4,509
Net capitalized costs	1,281	1,186	1,151
Offshore Africa | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	$ (4,035)	$ (3,885)	$ (3,358)